LONG-TERM INVESTMENTS - Additional information (Details) - USD ($)	1 Months Ended			6 Months Ended
	Jan. 31, 2023	Nov. 30, 2022	Oct. 31, 2022	Jun. 30, 2023
LONG-TERM INVESTMENTS
Amount of investments made				$ 4,907,409
Beijing Qucheng
LONG-TERM INVESTMENTS
Amount of investments made	$ 577,342	$ 237,777	$ 594,442
Aggregate equity interest percentage	12.00%	12.00%	12.00%
Beijing Shanxingzhe
LONG-TERM INVESTMENTS
Amount of investments made				$ 4,330,067
Equity method investment, ownership percentage				42.85%